UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)

805 Third Avenue, 18th Floor
New York, NY 10022
(Address of principal executive office) (Zip code)

Gemini Fund Services, LLC
450 Wireless Blvd.,
Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: 10/31

Date of reporting period: 07/31/10

Item 1. Schedule of Investments.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares	Type				Fair Value ($)
	INVESTMENT IN SECURITIES -94.7%
	COMMON STOCK - 56.2%
	AUTO MANUFACTURERS - 0.7%
12,452	Renault SA (b)				$ 557,124

	BANKS - 4.7%
39,701	CIT Group Inc. (a,b)				1,443,528
9,360	First Southern Bancorp, Inc. (b)				100,152
13,636	Goldman Sachs Group, Inc. (a)				2,056,581
					3,600,261
	BEVERAGES - 3.0%
80,722	Coca-Cola Enterprises, Inc. (a)				2,316,721

	BIOTECHNOLOGY - 2.3%
79,468	Talecris Biotherapeutics Holdings Corp. (a,b)				1,750,680

	BUILDING MATERIALS - 0.8%
12,452	HeidelbergCement AG				628,972

	CHEMICALS - 8.1%
46,000	Airgas, Inc. (a)				3,003,339
44,481	LyondellBasell NV, Class A (b)				800,658
36,264	LyondellBasell NV, Class B (b)				652,752
11,227	Mosaic Co.				534,967
45,953	WR Grace & Co. (a,b)				1,179,614
					6,171,330
	ELECTRONICS - 3.2%
33,572	L-1 Identity Solutions, Inc. (a,b)				273,948
79,474	Tyco Electronics Ltd. (a)				2,145,799
					2,419,747
	ENTERTAINMENT - 1.0%
57,125	Cedar Fair LP (a)				771,188

	FOOD - 1.7%
39,787	Corn Products International, Inc. (a)				1,326,499

	HEALTHCARE-PRODUCTS - 2.8%
13,704	Alcon, Inc. (a)				2,125,215

	INSURANCE - 2.8%
68,347	Hartford Financial Services Group, Inc. (a)				1,600,003
57,137	ING Groep NV ADR (a,b)				549,658
					2,149,661
	INVESTMENT COMPANIES - 0.8%
114,292	American Capital Ltd. (a,b)				593,175

	IRON/STEEL - 0.7%
11,227	AK Steel Holding Corp. (a)				157,066
12,419	ArcelorMittal				381,263
					538,329
	LODGING - 1.3%
90,644	MGM Resorts International (a,b)				984,394

	MINING - 0.3%
22,319	Century Aluminum Co. (a,b)				232,787

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments (Continued)
July 31, 2010 (Unaudited)

Shares	Type				Fair Value ($)
	OFFICE/BUSINESS EQUIPMENT - 1.5%
113,024	Xerox Corp. (a)				$ 1,100,854

	OIL & GAS - 4.3%
34,737	Anadarko Petroleum Corp. (a)				1,707,671
11,130	Diamond Offshore Drilling, Inc. (a)				662,124
17,391	Hess Corp.				931,984
					3,301,779
	PACKAGING & CONTAINERS - 2.9%
34,798	Pactiv Corp. (a,b)				1,058,555
55,844	Smurfit-Stone Container Corp. (a,b)				1,164,347
					2,222,902
	PHARMACEUTICALS - 1.4%
68,279	Nabi Biopharmaceuticals (a,b)				390,556
45,946	Pfizer, Inc. (a)				689,190
					1,079,746
	REAL ESTATE - 1.7%
74,517	CB Richard Ellis Group, Inc. (a,b)				1,266,789

	REITS - 1.7%
91,860	General Growth Properties, Inc. (a)				1,278,691

	RETAIL - 2.8%
45,996	Burger King Holdings, Inc. (a)				794,811
22,403	Casey's General Stores, Inc. (a)				856,915
22,368	RadioShack Corp. (a)				481,807
					2,133,533
	SOFTWARE - 5.7%
91,900	Fidelity National Information Services, Inc. (a)				2,634,774
285,599	Novell Inc. (a,b)				1,725,018
					4,359,792

	TOTAL COMMON STOCK ( Cost - $41,968,371)				42,910,169

	PREFERRED STOCK - 1.7%
	AUTO MANUFACTURERS - 1.7%
171,365	General Motors Corporation (a,b)				1,316,083

	BANKS - 0.0%
16	First Southern Bancorp, Inc. (b)				12,000

	TOTAL PREFERRED STOCK ( Cost - $1,356,183)				1,328,083

	PRIVATE PLACEMENTS - 2.5%
421,748	JAM Recovery Fund LP (c,d,e)				422,164
26,175	NBH Holdings Corp (a,c,d,e)				471,150
56,855	SJB Escrow Corp - Class A 144A (c,d,e)				1,023,390
	TOTAL PRIVATE PLACEMENTS (Cost - $2,082,348)				1,916,704

Par Value	BANK LOANS - 11.0%		Coupon Rate	Maturity	Fair Value ($)
3,826,386	BAWAG/Sacher Funding TL Facility (c)		6.50%	-	1,600,226
1,509,630	Capmark Financial Roll-Up TL (c)		4.75%	3/23/2011	1,263,057
1,262,000	Capmark Financial Group Unsecured TL (c)		0.00%	3/23/2011	463,785
1,939,200	Chrysler Financial 2nd Lien TL (c)		6.85%	8/13/2013	1,936,776
1,989,209	Ford Motor Co B-1 7yr TL (c)		3.35%	12/16/2013	1,926,217

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments (Continued)
July 31, 2010 (Unaudited)

Par Value	Type		Coupon Rate	Maturity	Fair Value ($)
	BANK LOANS - 11.0% (Continued)
608,500	INEOS Holdings Ltd TL (c)		7.50%	12/16/2013	$ 600,640
608,500	INEOS Holdings Ltd TL (c)		8.00%	12/16/2013	600,640
	BANK LOANS (Cost - $8,006,782)				8,391,341

	CORPORATE BONDS - 10.4%
400,000	CIT Group, Inc.		7.000	5/1/2016	380,600
495,000	CIT Group, Inc. (a)		7.000	5/1/2013	490,359
309,954	CIT Group, Inc. (a)		7.000	5/1/2014	301,508
309,954	CIT Group, Inc. (a)		7.000	5/1/2015	298,176
786,452	CIT Group, Inc. (a)		7.000	5/1/2017	741,821
1,045,000	General Motors Acceptance Corp. (a)		6.875	9/15/2011	1,064,962
836,000	General Motors Acceptance Corp. (a)		7.250	3/2/2011	850,311
7,976,000	Lehman Brothers Holdings Inc. (a,f)		5.6250	1/24/2013	1,732,866
2,130,000	Nortel Networks Ltd. (a,f)		10.7500	7/15/2016	1,732,223
1,597,000	Smurfit-Stone Container Corp. Escrow (a,f)		8.000	3/15/2017	63,880
621,000	US Concrete Inc. (a,f)		8.3750	4/1/2014	320,850
	TOTAL CORPORATE BONDS ( Cost - $7,702,420)				7,977,556

Contracts (g)	PURCHASED OPTIONS - 1.3%
	Call Options
112	Alcon, Inc. August @135				226,800
112	Diamond Offshore Drilling January @59.25				72,800
112	iShares FTSE/Xinhua China 25 Index Fund January @30				144,032
112	iShares FTSE/Xinhua China 25 Index Fund September @35				72,576
112	India Fund, Inc. January @25				78,400
137	India Fund, Inc. September @25				94,530
	Put Options - 1.3%
2,285	SPDR S&P 500 ETF Trust August @103				102,825
1,155	SPDR S&P 500 ETF Trust August @105				219,450
	TOTAL OPTIONS ( Cost - $1,649,207)				1,011,413

Shares	SHORT-TERM INVESTMENTS - 11.6%
8,849,779	Union Bank of California Money Market Sweep (a)				8,849,779
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $8,849,779)
	TOTAL INVESTMENTS IN SECURITIES - 94.7% ( Cost - $71,615,090)				72,385,045

	INVESTMENTS IN SECURITIES SOLD, NOT YET PURCHASED AND
	EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED - (8.8%)

	SECURITIES SOLD, NOT YET PURCHASED - (1.4%)
	PHARMACEUTICALS - (1.4%)
22,348	Novartis AG - ADR				(1,089,242)
	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds - $1,081,770)

	EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED - (7.4%)
94,403	SPDR Materials Select Sector				(3,019,951)
86,934	SPDR Industrials Select Sector				(2,633,231)
	TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds - $5,594,039)				(5,653,182)

	TOTAL INVESTMENTS IN SECURITIES SOLD, AND EXCHANGE TRADED FUNDS SOLD
	NOT YET PURCHASED (Proceeds $6,675,809)				(6,742,424)

Contracts (g)	WRITTEN OPTIONS - (0%)
	Call Option
112	Diamond Offshore Drilling January @77.25 (b)				(11,200)
	TOTAL WRITTEN OPTION (Premiums received $31,881)

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments (Continued)
July 31, 2010 (Unaudited)

	TOTAL INVESTMENTS IN SECURITIES AND INVESTMENTS IN SECURITIES SOLD,
	NOT YET PURCHASED - 85.9%
	(Cost $ 64,907,400) (h,i)				$ 65,631,421
	OTHER ASSETS LESS LIABILITIES - 14.1%				10,768,527
	NET ASSETS - 100.0%				$ 76,399,948

(a)	Security positions are either entirely or partially held in a segregated account as collateral for securities sold, not yet
	purchased, aggregating a total; market value of $50,172,260.
(b)	Non incoming producing
(c)	Fair Value Security. These securities represent 13.5% of the net assets as of July 31, 2010
(d)	Security restricted as to resale or transfer
(e)	Illiquid security
(f)	Security in default
(g)	Each Contract equivalent to 100 shares
(h)	The Fund has categorized its investments in accordance with the "Fair Value Measurements and Disclosures"
	Topic 820 of the Accounting Standards Codification ('ASC 820'). See note 3 of the Notes to Financial Statements
(i)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes, including
	proceeds from securities sold, not yet purchased and written options, is substainally the same and differs from market value
	by net appreciation of securities as follows

	Gross unrealized appreciation				$ 3,139,686
	Gross unrealized depreciation				(2,415,665)
	Net unrealized appreciation				$ 724,021

The Fund has entered into the following equity contract for difference swaps with Goldman Sachs International as of July 31, 2010.
					Net Unrealized
	Equity Security	Interest Rate/			Appreciation/
Notional Amount	Received	Equity Security Paid	Termination Date		(Depreciation)
		One week LIBOR
		plus 30 bps plus
GBP 635,384 (24,830 shares) Market Value		Market Value
	Appreciation on:	Depreciation on
	Anglo America PLC	Anglo America PLC	July 2020		(10,379)

			Long	Short	Percentage
% OF TOTAL INVESTMENTS IN SECURITIES AND EXCHANGE TRADED
FUNDS BY COUNTRY
United States of America			$ 62,811,382	$ (5,664,382)	87.07%
Canada			$ 1,732,223		2.64%
France			557,124		0.85%
Germany			628,972		0.96%
Luxembourg			381,263		0.58%
Netherlands			2,003,067		3.05%
Switzerland			4,271,014	$ (1,089,242)	4.85%
TOTAL % OF INVESTMENTS IN SECURITIES AND EXCHANGE TRADED
FUNDS BY COUNTRY			$ 72,385,045	$ (6,753,624)	100.00%

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report or semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments
July 31, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and  liabilities  measured at fair value:

	Level 1	Level 2		Level 3	Total
Assets *	Investment Securities	Investment Securities	Other Financial Instruments*	Investment Securities	Investment Securities	Other Financial Instruments
Common Stocks (1)	$ 42,910,169.00	$ -	$ -	$ -	$ 42,910,169.00	$ -
Preferred Stocks (1)	1,328,083	-	-	-	1,328,083.00	$ -
Private Placements		-	-	1,916,704	1,916,704.00	$ -
Bank Loans		-	-	8,391,341	8,391,341.00	$ -
Corporate Bonds	4,127,737	-	-	3,849,819	7,977,556.00	$ -
Purchased Options	1,011,413	-	-	-	1,011,413.00	$ -
Short Term Investment	8,849,779	-	-	-	8,849,779.00	$ -
Liabilities		-	-	-	-	$ -
Securities Sold, Not Yet Purchased (1)	(1,089,242)	-	-	-	(1,089,242.00)	$ -
Exchange Traded Funds Sold, Not Yet Purchased	(5,653,182)	-	-	-	(5,653,182.00)	$ -
Written Options	-	(11,200)	-	-	(11,200.00)	$ -
Swaps	-	-	(10,379)	-	-	$ (10,379.00)
Money Market Funds	$ 51,484,757	$ (11,200)	$ (10,379)	$ 14,157,864	$ 65,631,421	$ (10,379)

* Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments. These instruments are valued at the unrealized appreciation/depreciation on the instrument.

Since all securities are Level 1 for these security types, a breakdown by industry is not shown above. Please refer to the Schedule of Portfolio Investments for such a breakdown.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

For the current period there have been no transfers out of Level 3. The Fund assumes any transfers between levels occur at the beginning of the year. The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments			Balances as of October 31, 2009	Change in Unrealized Appreciation/ Deprciation*	Net Purchases (Sales)	Balance as of July 31, 2010
Private Placements			$ 1,124,622	$ (165,644)	$ 957,726	$ 1,916,704
Bank Loans			6,546,096	384,559	1,460,686	8,391,341
Corporate Bonds (Defaulted)			1,623,622	(157,168)	2,383,365	3,849,819
			$ 9,294,340	$ 61,747	$ 4,801,777	$ 14,157,864
* Relates only to investments still held as of July 31, 2010.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Central Park Group Multi-Event Fund

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: 9/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: 9/29/10

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis, Principal Accounting Officer

Date: 9/29/10